Steven I. Koszalka Secretary American High-Income Trust 333 South Hope Street Los Angeles, California 90071 (213) 486-9447 Tel siik@capgroup.com

January 5, 2017

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American High-Income Trust

File Nos. 033-17917 and 811-05364

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 29, 2016 of Registrant’s Post-Effective Amendment No. 52 under the Securities Act of 1933 and Amendment No. 55 under the Investment Company Act of 1940.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka